Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income [Abstract]
Finance income on cash, cash equivalents and other financial assets	$ 2,628	$ 1,890	$ 0
Gain on cash equivalents and other financial assets at FVTPL	3,598	2,950	308
Interest income under effective interest rate method at FVOCI	3,647	4,138	858
Finance income	9,873	8,978	1,166
Finance expense [Abstract]
Finance expense on investments	(669)	(660)	(123)
Finance expense on lease liability	(48)	(63)	0
Finance expense	$ (717)	$ (723)	$ (123)